UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor, Raleigh, NC	27626-0575

(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

EQUITY  INDEX  FUND

CLASS	A	SHARES
CLASS	B	SHARES
CLASS	C	SHARES

JUNE 30, 2006

BB&T FUNDS

Equity Index Fund

Portfolio Holdings Summary

(Unaudited)

Investment Type	% of Investment
S&P 500 Index Master Portfolio	100.00%

Total	100.00%

For a summary of the S&P 500 Index Master Portfolio holdings, please see the accompanying financial statements of the Master Portfolio.

Expense Example (Unaudited)

As a shareholder of the BB&T Equity Index Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees and (2) ongoing costs, including master portfolio fees; distribution fees; and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06	Expense Ratio During Period 1/1/06 - 6/30/06
BB&T Equity Index Fund	A Class	$1,000.00	$1,023.70	$2.86	0.57%
	B Class	1,000.00	1,020.30	6.56	1.31%
	C Class	1,000.00	1,021.30	6.62	1.32%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchases and redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06	Expense Ratio During Period 1/1/06 - 6/30/06
BB&T Equity Index Fund	A Class	$1,000.00	$1,021.97	$2.86	0.57%
	B Class	1,000.00	1,018.30	6.56	1.31%
	C Class	1,000.00	1,018.25	6.61	1.32%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

BB&T FUNDS

Equity Index Fund

Statement of Assets and Liabilities
June 30, 2006 (Unaudited)
Assets:
Investment in S&P 500 Index Master Portfolio, at value ( See Note 1)	$152,297,668
Receivable for capital shares issued	540,144
Prepaid expenses	4,540

Total Assets	152,842,352

Liabilities:
Dividends payable	24,771
Payable for capital shares redeemed	342,365
Accrued expenses and other payables:
Administration fees	12,552
Distribution fees	39,875
Transfer agency fees	3,488
Compliance service fees	217
Trustee fees	190
Other	3,812

Total Liabilities	427,270

Net Assets:
Capital	146,382,490
Accumulated net investment income	8,733
Accumulated realized gains/(losses) from investment transactions	(10,710,264)
Net unrealized appreciation/depreciation on investments	16,734,123

Net Assets	$152,415,082

Net Assets
Class A Shares	$137,889,205
Class B Shares	13,751,673
Class C Shares	774,204

Total	$152,415,082

Outstanding Units of Beneficial Interests (Shares)
Class A Shares	16,161,523
Class B Shares	1,638,257
Class C Shares	91,449

Total	17,891,229

Net Asset Value
Class A Shares — redemption price per share	$8.53
Class B Shares — offering price per share*	8.39
Class C Shares — offering price per share*	8.47

Maximum Sales Charge — Class A Shares	5.75%

Maximum Offering Price (100%/(100% – Maximum Sales Charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$9.05

*	Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Six Months Ended June 30, 2006 (Unaudited)
Net Investment Income Allocated from Master Portfolio:
Dividend income	$1,102,190	(a)
Interest income	377,442	(a)
Expenses(b)	(38,109	)(a)

Net Investment Income Allocated from Master Portfolio	1,441,523

Expenses:
Administration fees	84,043
Transfer agency fees	21,233
Distribution fees — Class A Shares	343,326
Distribution fees — Class B Shares	71,385
Distribution fees — Class C Shares	3,914
Fund accounting fees	17,177
Printing fees	16,599
Professional fees	38,659
Compliance service fees	1,274
Custodian fees	3,671
Trustee fees	2,213
Other	17,276

Gross expenses	620,770
Less expenses waived by the Distributor	(171,663)

Total Expenses	449,107

Net Investment Income	992,416

Realized/Unrealized Gains (Losses) Allocated from Master Portfolio:
Net realized gains/(losses) from investment transactions	(1,760,744	)(a)
Change in unrealized appreciation/depreciation from investments	4,352,281	(a)

Net realized/unrealized gains/(losses) allocated from Master Portfolio	2,591,537

Change in net assets from operations	$3,583,953

(a)	Allocated from the S&P 500 Index Master Portfolio.
(b)	Expenses allocated from the S&P 500 Index Master Portfolio are shown net of any fee reductions.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Statements of Changes in Net Assets
	For the Six Months Ended June 30, 2006	For the Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$992,416	$1,862,474
Net realized gains (losses) from investment transactions	(1,760,744)	497,069
Change in unrealized appreciation/depreciation from investments	4,352,281	3,861,980

Change in net assets from operations	3,583,953	6,221,523

Dividends to Class A Shareholders:
Net investment income	(948,298)	(1,753,340)
Dividends to Class B Shareholders:
Net investment income	(45,777)	(85,645)
Dividends to Class C Shareholders:
Net investment income	(2,532)	(3,008)

Change in net assets from shareholder dividends	(996,607)	(1,841,993)

Capital Transactions:
Proceeds from shares issued
Class A Shares	7,329,414	17,160,939
Class B Shares	395,499	1,200,160
Class C Shares	10,232	659,873
Dividends Reinvested
Class A Shares	901,810	1,663,724
Class B Shares	45,506	85,367
Class C Shares	1,293	2,999
Value of shares redeemed
Class A Shares	(7,833,256)	(27,428,219)
Class B Shares	(1,312,761)	(2,538,773)
Class C Shares	(57,558)	(685,585)

Change in net assets from capital transactions	(519,821)	(9,879,515)

Change in net assets	2,067,525	(5,499,985)
Net Assets:
Beginning of Period	150,347,557	155,847,542

End of Period	$152,415,082	$150,347,557

Accumulated net investment income (loss)	$8,733	$12,924

Share Transactions:
Issued
Class A Shares	847,182	2,124,934
Class B Shares	46,641	150,998
Class C Shares	1,192	82,528
Reinvested
Class A Shares	104,717	204,538
Class B Shares	5,374	10,666
Class C Shares	153	369
Redeemed
Class A Shares	(908,251)	(3,381,042)
Class B Shares	(154,881)	(317,526)
Class C Shares	(6,733)	(86,024)

Change in shares	(64,606)	(1,210,559)

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class A Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the Six Months Ended June 30, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002	For the Year Ended December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$8.39	$8.14	$7.48	$5.90	$7.70	$8.83

Investment Activities
Net investment income(a)	0.06	0.11	0.11	0.08	0.06	0.05
Net realized and unrealized gains (losses) from investments(a)	0.14	0.25	0.66	1.58	(1.80)	(1.13)

Total from Investment Activities	0.20	0.36	0.77	1.66	(1.74)	(1.08)

Dividends:
Net investment income	(0.06)	(0.11)	(0.11)	(0.08)	(0.06)	(0.05)

Total Dividends	(0.06)	(0.11)	(0.11)	(0.08)	(0.06)	(0.05)

Net Asset Value — End of Period	$8.53	$8.39	$8.14	$7.48	$5.90	$7.70

Total Return (excludes sales charge)(c)	2.37%	4.43%	10.23%	28.28%	(22.56)%	(12.24)%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$137,889	$135,175	$139,833	$109,282	$56,661	$39,700
Ratio of net expenses to average net assets(a)(d)	0.57%	0.57%	0.49%	0.48%	0.55%	0.54%
Ratio of net investment income to average net assets(a)(d)	1.38%	1.32%	1.57%	1.31%	1.08%	0.74%
Ratio of expenses to average net assets*(a)(d)	0.82%	0.84%	0.96%	0.95%	1.05%	1.10%
Portfolio turnover rate(b)(c)	3%	10%	14%	8%	12%	9%

*	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(b)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class B Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the Six Months Ended June 30, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002	For the Year Ended December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$8.25	$8.02	$7.37	$5.83	$7.60	$8.82

Investment Activities
Net investment income(a)	0.03	0.05	0.06	0.03	0.02	— (c)
Net realized and unrealized gains (losses) from investments(a)	0.14	0.23	0.65	1.54	(1.77)	(1.18)

Total from Investment Activities	0.17	0.28	0.71	1.57	(1.75)	(1.18)

Dividends
Net investment income	(0.03)	(0.05)	(0.06)	(0.03)	(0.02)	(0.04)

Total Dividends	(0.03)	(0.05)	(0.06)	(0.03)	(0.02)	(0.04)

Net Asset Value — End of Period	$8.39	$8.25	$8.02	$7.37	$5.83	$7.60

Total Return (excludes sales charge)(d)	2.03%	3.48%	9.48%	27.18%	(23.05)%	(13.37)%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$13,752	$14,367	$15,207	$13,055	$8,678	$8,067
Ratio of net expenses to average net assets(a)(e)	1.31%	1.32%	1.23%	1.23%	1.30%	1.17%
Ratio of net investment income to average net assets(a)(e)	0.63%	0.57%	0.81%	0.54%	0.34%	0.74%
Ratio of expenses to average net assets*(a)(e)	1.31%	1.34%	1.45%	1.45%	1.56%	1.37%
Portfolio turnover rate(b)(d)	3%	10%	14%	8%	12%	9%

*	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(b)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.
(c)	Amount less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class C Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the Six Months Ended June 30, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002	May 1, 2001 thru December 31, 2001(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$8.32	$8.08	$7.42	$5.86	$7.56	$8.34

Investment Activities
Net investment income(b)	0.03	0.03	0.07	0.04	0.03 (f)	— (e)
Net realized and unrealized gains (losses) from investments(b)	0.15	0.25	0.64	1.56	(1.70)	(0.72)

Total from Investment Activities	0.18	0.28	0.71	1.60	(1.67)	(0.72)

Dividends
Net investment income	(0.03)	(0.04)	(0.05)	(0.04)	(0.03)	(0.06)

Total Dividends	(0.03)	(0.04)	(0.05)	(0.04)	(0.03)	(0.06)

Net Asset Value — End of Period	$8.47	$8.32	$8.08	$7.42	$5.86	$7.56

Total Return (excludes sales charge)(f)	2.13%	3.50%	9.46%	27.35%	(22.08)%	(8.68)%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$774	$806	$808	$813	$776	$107
Ratio of net expenses to average net assets(d)(g)	1.32%	1.32%	1.23%	1.23%	1.30%	1.01%
Ratio of net investment income to average net assets(d)(g)	0.62%	0.59%	0.76%	0.52%	0.41%	1.09%
Ratio of expenses to average net assets*(d)(g)	1.32%	1.34%	1.45%	1.45%	1.56%	1.52%
Portfolio turnover rate(c)(f)	3%	10%	14%	8%	12%	9%

*	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Period from commencement of operations.
(b)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(c)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.
(d)	Per share net investment income has been calculated using the daily average shares method.
(e)	Amount less than $0.005.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements

June 30, 2006

(Unaudited)

1.	Organization:

The BB&T Equity Index Fund (the “Fund”) commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds (“Trust”), a Massachusetts business trust organized in 1992. The Fund invests substantially all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”) of the Master Investment Portfolio (“MIP”), a diversified open-end management investment company registered under the Investment Company Act of 1940, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as investment advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest of 6.35% in the net assets of the Master Portfolio at June 30, 2006.

The Fund is authorized to issue an unlimited number of shares without par value. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. Class A Shares of the Fund has a maximum sales charge of 5.75% as a percentage of original purchase price. Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed less than one year after purchase. The Class B and C Shares of the Fund are offered without any front-end sales charge but will be subject to a maximum CDSC of 5.00% and 1.00%, respectively, if redeemed less than one year after purchase.

Each class of shares has identical rights and privileges with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with their vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(A)	Security Valuation—The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(B)	Distributions to Shareholders—Dividends from net investment income are declared and paid quarterly by the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Continued

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements, Continued

June 30, 2006

(Unaudited)

(C)	Allocation Methodology—The investment income, expenses (other than class specific expenses) and realized and unrealized gains and losses on investments are allocated to each class of shares based on their relative net assets on the date the income is earned, expenses are accrued, or realized and unrealized gains and losses are incurred.

(D)	Expenses—Expenses directly attributable to a class of shares are charged directly to that class. Expenses directly attributable to the Fund are charged to that Fund. Expenses not directly attributable to the Fund are allocated proportionately among all BB&T Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses which are attributable to more than one Trust are allocated across the BB&T Funds & BB&T Variable Insurance Trusts, based upon relative net assets or on another reasonable basis. BB&T Asset Management, Inc. (“BB&T”) serves as the Investment Advisor for the BB&T Variable Insurance Funds and BB&T Funds Trusts.

(E)	Securities Transactions and Income Recognition—The Fund records daily, its proportionate interest in the net investment income and realized/unrealized capital gains and losses of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio.

(F)	Redemption Fees—For shares of the Fund that are redeemed or exchanged in less than 7 days, a fee of 2% of the total redemption amounts may be assessed subject to certain exceptions or limitations. These exceptions include, but are not limited to, automatic non-discretionary rebalancing programs and systematic withdrawal plans. The fee is applied to shares redeemed or exchanged in the order in which they were purchased, and is retained by the Fund for the benefit of remaining shareholders to defray Fund portfolio transaction expenses and facilitate portfolio management. For financial statement purposes, these amounts are included in the Statements of Changes in Net Assets as “Proceeds from Shares Issued”. Fees for the Fund during the period January 1, 2006 through June 30, 2006 were $5. Effective July 24, 2006 redemption fees are no longer applicable to share transactions.

(G)	Federal Income Taxes—It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

3.	Related Party Transactions:

Under its Investment Advisory Agreement with respect to the Fund, BB&T Asset Management, Inc. (“BB&T” or “Adviser”) exercises general oversight over the investment performance of the Fund. BB&T will advise the Board of Trustees if investment of all of the Fund’s assets in shares of the Master Portfolio is no longer an appropriate means of achieving the Fund’s investment objective. For periods in which all the Fund’s assets are not invested in the Master Portfolio, BB&T may receive an investment advisory fee from the Fund. For the period ended June 30, 2006, all of the Fund’s assets were invested in the Master Portfolio and BB&T received no fees.

BB&T serves the Fund as administrator. BB&T receives compensation for providing administration services at a rate of 0.12% of the BB&T Funds and BB&T Variable Insurance Funds aggregate average daily net assets up to $5 billion and a rate of

0.08% of the aggregate average daily net assets in excess of $5 billion. This fee is accrued daily and payable on a monthly basis. Expenses incurred are reflected on the Statement of Operations as “Administration fees”. Pursuant to a Sub-Administration

Continued

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements, Continued

June 30, 2006

(Unaudited)

Agreement with BB&T, BISYS Fund Services Ohio, Inc. (“BISYS Ohio”) serves as sub-administrator to the Trust subject to the general supervision of the Trusts’ Board of Trustees and BB&T. For these services, BISYS is entitled to a fee, payable by BB&T.

BISYS Ohio serves the Fund as transfer agent and receives compensation for providing transfer agency services at a rate of 0.01% of the average daily net assets of the Fund. Expenses incurred are reflected on the Statement of Operations as “Transfer agency fees”.

Under a Compliance Services Agreement between the Trust and BISYS Ohio (the “CCO Agreement”), BISYS Ohio makes an employee available to serve as the Trusts’ Chief Compliance Officer (the “CCO”). Under the CCO Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program, including support services to the CCO. Expenses incurred for the Fund are reflected on the Statement of Operations as “Compliance service fees”. BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

BB&T Funds Distributor, Inc. (“BBTFDI”) serves as distributor to the Fund pursuant to a Distribution Agreement (the “Distribution Agreement”). BBTFDI has contractually agreed to waive a portion of the Class A shares distribution fees throughout the year. Effective May 1, 2006 and through April 30, 2007, BBTFDI has contractually agreed to waive 0.25% of the Class A Shares distribution fees of the Fund. BBTFDI waived fees totaling $171,663 of distribution fees for the period ended June 30, 2006. Distribution fee waivers are included in the Statement of Operations as “Less expenses waived by the Distributor”, and these waivers are not subject to recoupment in subsequent fiscal periods.

The Fund has adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides for payments to the distributor of up to 0.50%, 1.00% and 1.00% of the average daily net assets of the Fund for Class A Shares, Class B Shares and Class C Shares, respectively. As distributor, BBTFDI is entitled to receive commissions on sales of shares of the Fund. Commissions paid to affiliated broker dealers during the period ended June 30, 2006 were $5,742.

The Adviser and/or its affiliates may pay out of their own assets compensation to broker-dealers and other persons for the sale and distribution of the shares and/or for the servicing of the shares. These are additional payments over and above the sales charge (including Rule 12b-1 fees) and service fees paid by the Fund. The payments, which may be different for different financial institutions, will not change the price an investor will pay for shares or the amount that a Fund will receive for the sale of the shares.

Certain Officers and Trustees of the Fund are affiliated with the Adviser, the administrator, or the sub-administrator. Such Officers and Trustees receive no compensation from the Fund for serving in their respective roles. Each of the five non-interested Trustees who serve on both the Board and the Audit Committee are compensated $6,000 per quarter and $2,400 for each regularly scheduled meeting, plus reimbursement for certain expenses. During the period ended June 30, 2006, actual Trustee compensation was $92,517 in total from the Trust, of which $2,213 was allocated to the Fund.

4.	Federal Income Taxes:

As of the lastest tax year end, the Fund had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Amount	Expires
$10,695	2008
740,335	2009
3,648,463	2010
715,833	2011
175,416	2012
519,736	2013

BB&T FUNDS

Equity Index Fund

Other Information

June 30, 2006

Other	Information (Unaudited):

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2006 (Unaudited)

Common Stocks (98.96%):
Security	Shares	Value
Advertising (0.16%):
Interpublic Group of Companies Inc.(1)(2)	89,559	$747,817
Omnicom Group Inc.	35,220	3,137,750

		3,885,567

Aerospace & Defense (2.13%):
Boeing Co. (The)	165,045	13,518,836
General Dynamics Corp.	83,330	5,454,782
Goodrich (B.F.) Co.(2)	25,866	1,042,141
L-3 Communications Holdings Inc.	25,123	1,894,777
Lockheed Martin Corp.	73,105	5,244,553
Northrop Grumman Corp.	70,963	4,545,890
Raytheon Co.	92,106	4,105,164
Rockwell Collins Inc.(2)	35,239	1,968,803
United Technologies Corp.	208,658	13,233,090

		51,008,036

Agriculture (1.90%):
Altria Group Inc.	431,011	31,649,138
Archer-Daniels-Midland Co.	135,094	5,576,680
Monsanto Co.	55,855	4,702,432
Reynolds American Inc.(2)	17,679	2,038,389
UST Inc.(2)	33,325	1,505,957

		45,472,596

Airlines (0.10%):
Southwest Airlines Co.	145,449	2,381,000

		2,381,000

Apparel (0.35%):
Coach Inc.(1)	79,475	2,376,302
Jones Apparel Group Inc.	23,493	746,842
Liz Claiborne Inc.(2)	21,780	807,167
Nike Inc. Class B	38,974	3,156,894
VF Corp.(2)	18,209	1,236,755

		8,323,960

Auto Manufacturers (0.39%):
Ford Motor Co.(2)	387,290	2,683,920
General Motors Corp.(2)	116,755	3,478,131
Navistar International Corp.(1)	12,553	308,929
PACCAR Inc.(2)	34,474	2,839,968

		9,310,948

Auto Parts & Equipment (0.16%):
Cooper Tire & Rubber Co.(2)	13,285	147,995
Goodyear Tire & Rubber Co. (The)(1)	36,965	410,311
Johnson Controls Inc.(2)	40,248	3,309,191

		3,867,497

Banks (6.68%):
AmSouth Bancorp	71,855	1,900,565
Bank of America Corp.	941,947	45,307,651
Bank of New York Co. Inc. (The)	159,313	5,129,879
BB&T Corp.	113,539	4,722,087
Comerica Inc.	33,536	1,743,537
Commerce Bancorp Inc.(2)	38,261	1,364,770
Compass Bancshares Inc.(2)	26,443	1,470,231
Fifth Third Bancorp(2)	114,880	4,244,816
First Horizon National Corp.(2)	25,250	1,015,050
Huntington Bancshares Inc.	50,649	1,194,303
KeyCorp	83,443	2,977,246
M&T Bank Corp.(2)	16,271	1,918,676

Common Stocks, continued
Security	Shares	Value
Banks, continued
Marshall & Ilsley Corp.	46,399	$2,122,290
Mellon Financial Corp.	85,370	2,939,289
National City Corp.(2)	111,983	4,052,665
North Fork Bancorp Inc.	96,034	2,897,346
Northern Trust Corp.	38,396	2,123,299
PNC Financial Services Group	61,103	4,287,598
Regions Financial Corp.	94,130	3,117,586
State Street Corp.(2)	68,608	3,985,439
SunTrust Banks Inc.	75,063	5,724,304
Synovus Financial Corp.(2)	66,294	1,775,353
U.S. Bancorp	367,397	11,345,219
Wachovia Corp.(2)	332,013	17,955,263
Wells Fargo & Co.	346,774	23,261,600
Zions Bancorporation	21,792	1,698,468

		160,274,530

Beverages (2.13%):
Anheuser-Busch Companies Inc.(2)	159,522	7,272,608
Brown-Forman Corp. Class B(2)	17,051	1,218,294
Coca-Cola Co. (The)	423,047	18,199,482
Coca-Cola Enterprises Inc.	62,187	1,266,749
Constellation Brands Inc.(1)(2)	41,404	1,035,100
Molson Coors Brewing Co. Class B(2)	11,740	796,911
Pepsi Bottling Group Inc.	27,765	892,645
PepsiCo Inc.	341,093	20,479,224

		51,161,013

Biotechnology (1.02%):
Amgen Inc.(1)	243,406	15,877,373
Biogen Idec Inc.(1)	70,985	3,288,735
Genzyme Corp.(1)(2)	53,745	3,281,132
MedImmune Inc.(1)(2)	51,104	1,384,918
Millipore Corp.(1)	10,926	688,229

		24,520,387

Building Materials (0.23%):
American Standard Companies Inc.(2)	36,466	1,577,884
Masco Corp.	82,003	2,430,569
Vulcan Materials Co.(2)	20,839	1,625,442

		5,633,895

Chemicals (1.35%):
Air Products & Chemicals Inc.(2)	46,279	2,958,154
Ashland Inc.(2)	14,617	974,954
Dow Chemical Co. (The)(2)	198,517	7,748,119
Du Pont (E.I.) de Nemours and Co.(2)	190,169	7,911,030
Eastman Chemical Co.	16,647	898,938
Ecolab Inc.(2)	37,914	1,538,550
Hercules Inc.(1)(2)	23,272	355,131
International Flavors & Fragrances Inc.(2)	16,021	564,580
PPG Industries Inc.(2)	34,186	2,256,276
Praxair Inc.	66,704	3,602,016
Rohm & Haas Co.	30,156	1,511,419
Sherwin-Williams Co. (The)	22,974	1,090,806
Sigma-Aldrich Corp.	13,896	1,009,405

		32,419,378

Coal (0.07%):
CONSOL Energy Inc.	37,790	1,765,549

		1,765,549

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2006 (Unaudited)

Common Stocks, continued
Security	Shares	Value
Commercial Services (0.80%):
Apollo Group Inc. Class A(1)	28,759	$1,485,978
Block (H & R) Inc.(2)	68,135	1,625,701
Cendant Corp.	206,489	3,363,706
Convergys Corp.(1)	29,374	572,793
Donnelley (R.R.) & Sons Co.	44,211	1,412,541
Equifax Inc.	26,630	914,474
McKesson Corp.	62,784	2,968,428
Moody’s Corp.	50,429	2,746,363
Paychex Inc.	68,817	2,682,487
Robert Half International Inc.	35,286	1,482,012

		19,254,483

Computers (3.60%):
Affiliated Computer Services Inc. Class A(1)	24,722	1,275,902
Apple Computer Inc.(1)	175,559	10,027,930
Computer Sciences Corp.(1)	38,687	1,873,998
Dell Inc.(1)	468,898	11,445,800
Electronic Data Systems Corp.	107,021	2,574,925
EMC Corp.(1)	488,111	5,354,578
Gateway Inc.(1)	51,610	98,059
Hewlett-Packard Co.	575,799	18,241,312
International Business Machines Corp.(2)	320,019	24,583,860
Lexmark International Inc.(1)	21,532	1,202,132
NCR Corp.(1)	37,708	1,381,621
Network Appliance Inc.(1)(2)	77,062	2,720,289
SanDisk Corp.(1)	40,117	2,045,165
Sun Microsystems Inc.(1)	722,076	2,996,615
Unisys Corp.(1)	71,074	446,345

		86,268,531

Cosmetics & Personal Care (2.03%):
Alberto-Culver Co.(2)	15,689	764,368
Avon Products Inc.	92,682	2,873,142
Colgate-Palmolive Co.	106,239	6,363,716
Estee Lauder Companies Inc. (The) Class A(2)	24,729	956,270
Procter & Gamble Co.	677,326	37,659,326

		48,616,822

Distribution & Wholesale (0.11%):
Genuine Parts Co.(2)	35,958	1,498,010
Grainger (W.W.) Inc.	15,920	1,197,662

		2,695,672

Diversified Financial Services (8.16%):
American Express Co.(2)	254,681	13,554,123
Ameriprise Financial Inc.	50,432	2,252,797
Bear Stearns Companies Inc. (The)	24,898	3,487,712
Capital One Financial Corp.	62,557	5,345,496
CIT Group Inc.	41,350	2,162,191
Citigroup Inc.	1,026,107	49,499,402
Countrywide Financial Corp.	125,430	4,776,374
E*TRADE Financial Corp.(1)(2)	87,702	2,001,360
Federal Home Loan Mortgage Corp.	142,636	8,131,678
Federal National Mortgage Association	199,793	9,610,043
Federated Investors Inc. Class B	17,624	555,156
Franklin Resources Inc.	31,665	2,748,839

Common Stocks, continued
Security	Shares	Value
Diversified Financial Services, continued
Goldman Sachs Group Inc. (The)	89,181	$13,415,498
Janus Capital Group Inc.(2)	43,702	782,266
JP Morgan Chase & Co.	717,183	30,121,686
Legg Mason Inc.	27,262	2,713,114
Lehman Brothers Holdings Inc.	110,524	7,200,639
Merrill Lynch & Co. Inc.	190,729	13,267,109
Morgan Stanley	221,089	13,975,036
Rowe (T.) Price Group Inc.	54,772	2,070,929
Schwab (Charles) Corp. (The)	212,912	3,402,334
SLM Corp.	84,816	4,488,463

		195,562,245

Electric (3.09%):
AES Corp. (The)(1)(2)	135,912	2,507,576
Allegheny Energy Inc.(1)(2)	33,567	1,244,329
Ameren Corp.(2)	42,574	2,149,987
American Electric Power Co. Inc.	81,125	2,778,531
CenterPoint Energy Inc.	65,171	814,638
CMS Energy Corp.(1)(2)	46,135	596,987
Consolidated Edison Inc.	50,459	2,242,398
Constellation Energy Group Inc.	37,108	2,023,128
Dominion Resources Inc.(2)	71,743	5,365,659
DTE Energy Co.(2)	36,881	1,502,532
Duke Energy Corp.	254,927	7,487,206
Edison International	67,104	2,617,056
Entergy Corp.	42,857	3,032,133
Exelon Corp.	137,992	7,842,085
FirstEnergy Corp.	68,090	3,691,159
FPL Group Inc.	83,454	3,453,327
PG&E Corp.(2)	71,671	2,815,237
Pinnacle West Capital Corp.	20,170	804,985
PPL Corp.(2)	78,261	2,527,830
Progress Energy Inc.(2)	52,459	2,248,917
Public Service Enterprise Group Inc.	51,913	3,432,488
Southern Co. (The)(2)	153,180	4,909,419
TECO Energy Inc.	43,692	652,758
TXU Corp.	95,455	5,707,254
Xcel Energy Inc.(2)	83,603	1,603,506

		74,051,125

Electrical Components & Equipment (0.37%):
American Power Conversion Corp.(2)	34,557	673,516
Emerson Electric Co.	84,729	7,101,137
Molex Inc.(2)	29,336	984,810

		8,759,463

Electronics (0.49%):
Agilent Technologies Inc.(1)	87,908	2,774,376
Applera Corp. - Applied Biosystems Group	38,131	1,233,538
Fisher Scientific International Inc.(1)	25,527	1,864,747
Jabil Circuit Inc.	36,394	931,686
PerkinElmer Inc.	26,161	546,765
Sanmina-SCI Corp.(1)	109,718	504,703
Solectron Corp.(1)	190,093	650,118
Symbol Technologies Inc.	52,579	567,327
Tektronix Inc.	17,304	509,084
Thermo Electron Corp.(1)	33,439	1,211,829
Waters Corp.(1)(2)	21,655	961,482

		11,755,655

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2006 (Unaudited)

Common Stocks, continued
Security	Shares	Value
Engineering & Construction (0.07%):
Fluor Corp.(2)	18,033	$1,675,807

		1,675,807

Entertainment (0.11%):
International Game Technology Inc.	70,004	2,655,952

		2,655,952

Environmental Control (0.19%):
Allied Waste Industries Inc.(1)(2)	50,238	570,704
Waste Management Inc.	112,348	4,031,046

		4,601,750

Food (1.46%):
Campbell Soup Co.(2)	38,244	1,419,235
ConAgra Foods Inc.(2)	106,823	2,361,857
Dean Foods Co.(1)	28,346	1,054,188
General Mills Inc.(2)	73,477	3,795,822
Heinz (H.J.) Co.	69,033	2,845,540
Hershey Co. (The)(2)	36,668	2,019,307
Kellogg Co.(2)	50,345	2,438,208
Kroger Co.	149,355	3,264,900
McCormick & Co. Inc. NVS	27,403	919,371
Safeway Inc.(2)	92,478	2,404,428
Sara Lee Corp.	156,554	2,507,995
SUPERVALU Inc.	42,590	1,307,513
Sysco Corp.(2)	127,686	3,902,084
Tyson Foods Inc. Class A(2)	51,221	761,144
Whole Foods Market Inc.(2)	28,827	1,863,377
Wrigley (William Jr.) Co.(2)	45,834	2,079,030

		34,943,999

Forest Products & Paper (0.43%):
International Paper Co.(2)	101,640	3,282,972
Louisiana-Pacific Corp.	21,879	479,150
MeadWestvaco Corp.(2)	37,750	1,054,358
Plum Creek Timber Co. Inc.(2)	38,077	1,351,734
Temple-Inland Inc.	23,032	987,382
Weyerhaeuser Co.(2)	50,831	3,164,230

		10,319,826

Gas (0.24%):
KeySpan Corp.	36,110	1,458,844
Nicor Inc.(2)	9,189	381,344
NiSource Inc.(2)	56,244	1,228,369
Peoples Energy Corp.(2)	7,893	283,438
Sempra Energy	53,731	2,443,686

		5,795,681

Hand & Machine Tools (0.10%):
Black & Decker Corp.	15,693	1,325,431
Snap-On Inc.(2)	12,087	488,557
Stanley Works (The)(2)	14,557	687,382

		2,501,370

Health Care - Products (3.05%):
Bard (C.R.) Inc.(2)	21,341	1,563,442
Bausch & Lomb Inc.	11,305	554,397
Baxter International Inc.	135,170	4,968,849
Becton, Dickinson & Co.	51,005	3,117,936
Biomet Inc.	50,452	1,578,643
Boston Scientific Corp.(1)	250,820	4,223,809
Johnson & Johnson	611,184	36,622,145

Common Stocks, continued
Security	Shares	Value
Health Care - Products, continued
Medtronic Inc.(2)	249,146	$11,689,930
Patterson Companies Inc.(1)(2)	28,357	990,510
St. Jude Medical Inc.(1)	74,600	2,418,532
Stryker Corp.(2)	60,197	2,534,896
Zimmer Holdings Inc.(1)	51,226	2,905,539

		73,168,628

Health Care - Services (1.67%):
Aetna Inc.(2)	117,045	4,673,607
Coventry Health Care Inc.(1)	33,338	1,831,590
HCA Inc.	84,231	3,634,568
Health Management Associates Inc. Class A(2)	50,021	985,914
Humana Inc.(1)	33,920	1,821,504
Laboratory Corp. of America Holdings(1)(2)	25,652	1,596,324
Manor Care Inc.(2)	16,582	778,027
Quest Diagnostics Inc.(2)	33,542	2,009,837
Tenet Healthcare Corp.(1)(2)	98,616	688,340
UnitedHealth Group Inc.	278,041	12,450,676
WellPoint Inc.(1)	131,577	9,574,858

		40,045,245

Home Builders (0.24%):
Centex Corp.(2)	24,991	1,257,047
Horton (D.R.) Inc.	55,763	1,328,275
KB Home	15,310	701,964
Lennar Corp. Class A	29,068	1,289,747
Pulte Homes Inc.(2)	44,160	1,271,366

		5,848,399

Home Furnishings (0.10%):
Harman International Industries Inc.(2)	13,789	1,177,167
Whirlpool Corp.(2)	16,191	1,338,186

		2,515,353

Household Products & Wares (0.47%):
Avery Dennison Corp.(2)	22,855	1,326,961
Clorox Co. (The)	31,119	1,897,325
Fortune Brands Inc.(2)	30,430	2,160,834
Kimberly-Clark Corp.	94,904	5,855,577

		11,240,697

Housewares (0.06%):
Newell Rubbermaid Inc.(2)	57,131	1,475,694

		1,475,694

Insurance (4.81%):
ACE Ltd.	67,131	3,396,157
AFLAC Inc.	102,931	4,770,852
Allstate Corp. (The)	131,154	7,178,058
Ambac Financial Group Inc.(2)	21,944	1,779,658
American International Group Inc.	536,143	31,659,244
AON Corp.(2)	65,788	2,290,738
Chubb Corp.	85,651	4,273,985
CIGNA Corp.	24,725	2,435,660
Cincinnati Financial Corp.(2)	35,658	1,676,283
Genworth Financial Inc. Class A	75,315	2,623,975
Hartford Financial Services Group Inc. (The)	62,567	5,293,168

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2006 (Unaudited)

Common Stocks, continued
Security	Shares	Value
Insurance, continued
Lincoln National Corp.(2)	59,275	$3,345,481
Loews Corp.	83,820	2,971,419
Marsh & McLennan Companies Inc.(2)	113,424	3,049,971
MBIA Inc.(2)	27,867	1,631,613
MetLife Inc.	156,598	8,019,384
MGIC Investment Corp.(2)	18,197	1,182,805
Principal Financial Group Inc.(2)	57,179	3,182,011
Progressive Corp. (The)(2)	161,532	4,152,988
Prudential Financial Inc.	101,559	7,891,134
SAFECO Corp.(2)	24,443	1,377,363
St. Paul Travelers Companies Inc.	143,723	6,407,171
Torchmark Corp.(2)	20,535	1,246,885
UNUMProvident Corp.(2)	61,419	1,113,526
XL Capital Ltd. Class A(2)	37,171	2,278,582

		115,228,111

Internet (1.73%):
Amazon.com Inc.(1)(2)	64,151	2,481,361
eBay Inc.(1)(2)	238,683	6,991,025
Google Inc. Class A(1)	42,542	17,839,137
Monster Worldwide Inc.(1)	26,481	1,129,679
Symantec Corp.(1)	213,686	3,320,680
VeriSign Inc.(1)(2)	50,803	1,177,106
Yahoo! Inc.(1)	258,817	8,540,961

		41,479,949

Iron & Steel (0.27%):
Allegheny Technologies Inc.	17,891	1,238,773
Nucor Corp.	64,326	3,489,686
United States Steel Corp.	25,659	1,799,209

		6,527,668

Leisure Time (0.34%):
Brunswick Corp.	19,658	653,629
Carnival Corp.(2)	89,658	3,742,325
Harley-Davidson Inc.	55,603	3,052,049
Sabre Holdings Corp.	27,509	605,198

		8,053,201

Lodging (0.41%):
Harrah’s Entertainment Inc.	38,141	2,714,876
Hilton Hotels Corp.(2)	68,528	1,937,972
Marriott International Inc. Class A	67,458	2,571,499
Starwood Hotels & Resorts Worldwide Inc.	44,848	2,706,128

		9,930,475

Machinery (0.76%):
Caterpillar Inc.(2)	138,224	10,294,924
Cummins Inc.(2)	9,607	1,174,456
Deere & Co.(2)	48,325	4,034,654
Rockwell Automation Inc.(2)	36,648	2,639,022

		18,143,056

Manufacturing (5.31%):
Cooper Industries Ltd.(2)	19,079	1,772,821
Danaher Corp.(2)	48,705	3,132,706
Dover Corp.	42,096	2,080,805
Eastman Kodak Co.(2)	59,508	1,415,100
Eaton Corp.	30,961	2,334,459
General Electric Co.	2,146,313	70,742,476

Common Stocks, continued
Security	Shares	Value
Manufacturing, continued
Honeywell International Inc.(2)	170,905	$6,887,472
Illinois Tool Works Inc.(2)	85,496	4,061,060
Ingersoll-Rand Co. Class A	67,925	2,905,832
ITT Industries Inc.	38,407	1,901,147
Leggett & Platt Inc.(2)	37,442	935,301
Pall Corp.	26,133	731,724
Parker Hannifin Corp.	24,897	1,932,007
Textron Inc.(2)	26,868	2,476,692
3M Co.	155,624	12,569,750
Tyco International Ltd.	420,388	11,560,670

		127,440,022

Media (3.22%):
CBS Corp. Class B	159,467	4,313,582
Clear Channel Communications Inc.	103,894	3,215,519
Comcast Corp. Class A(1)	436,124	14,278,700
Dow Jones & Co. Inc.	12,194	426,912
Gannett Co. Inc.	49,040	2,742,807
McGraw-Hill Companies Inc. (The)	73,863	3,710,138
Meredith Corp.(2)	8,656	428,818
New York Times Co. Class A(2)	29,460	722,948
News Corp. Class A(2)	488,288	9,365,364
Scripps (E.W.) Co. Class A	17,458	753,138
Time Warner Inc.	883,887	15,291,245
Tribune Co.	45,205	1,465,998
Univision Communications Inc. Class A(1)(2)	46,053	1,542,776
Viacom Inc. Class B(1)	148,842	5,334,497
Walt Disney Co. (The)(2)	453,045	13,591,350

		77,183,792

Mining (0.68%):
Alcoa Inc.	179,612	5,812,244
Freeport-McMoRan Copper & Gold Inc.	38,760	2,147,692
Newmont Mining Corp.	92,666	4,904,811
Phelps Dodge Corp.	42,076	3,456,964

		16,321,711

Office & Business Equipment (0.19%):
Pitney Bowes Inc.	45,743	1,889,186
Xerox Corp.(1)(2)	189,854	2,640,869

		4,530,055

Oil & Gas (8.14%):
Anadarko Petroleum Corp.	94,653	4,514,002
Apache Corp.	68,193	4,654,172
Chesapeake Energy Corp.(2)	79,841	2,415,190
Chevron Corp.	457,517	28,393,505
ConocoPhillips	340,712	22,326,857
Devon Energy Corp.	90,826	5,486,799
EOG Resources Inc.(2)	50,016	3,468,109
Exxon Mobil Corp.	1,248,835	76,616,027
Hess Corp.(2)	49,729	2,628,178
Kerr-McGee Corp.	46,899	3,252,446
Marathon Oil Corp.	74,817	6,232,256
Murphy Oil Corp.(2)	34,296	1,915,775
Nabors Industries Ltd.(1)	64,084	2,165,398
Noble Corp.(2)	28,519	2,122,384

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2006 (Unaudited)

Common Stocks, continued
Security	Shares	Value
Oil & Gas, continued
Occidental Petroleum Corp.	88,404	$9,065,830
Rowan Companies Inc.(2)	22,973	817,609
Sunoco Inc.	27,382	1,897,299
Transocean Inc.(1)(2)	67,070	5,387,062
Valero Energy Corp.	127,042	8,450,834
XTO Energy Inc.	75,173	3,327,909

		195,137,641

Oil & Gas Services (1.58%):
Baker Hughes Inc.	70,343	5,757,575
BJ Services Co.(2)	66,375	2,473,133
Halliburton Co.	106,552	7,907,224
National Oilwell Varco Inc.(1)	36,329	2,300,352
Schlumberger Ltd.(2)	243,542	15,857,020
Weatherford International Ltd.(1)(2)	71,979	3,571,598

		37,866,902

Packaging & Containers (0.13%):
Ball Corp.	21,721	804,546
Bemis Co. Inc.	21,525	659,096
Pactiv Corp.(1)	28,750	711,563
Sealed Air Corp.(2)	16,909	880,621

		3,055,826

Pharmaceuticals (5.88%):
Abbott Laboratories	315,034	13,738,633
Allergan Inc.(2)	31,515	3,380,299
AmerisourceBergen Corp.	43,338	1,816,729
Barr Pharmaceuticals Inc.(1)	22,044	1,051,278
Bristol-Myers Squibb Co.	405,881	10,496,083
Cardinal Health Inc.(2)	86,220	5,546,533
Caremark Rx Inc.	91,291	4,552,682
Express Scripts Inc.(1)	30,355	2,177,668
Forest Laboratories Inc.(1)	67,094	2,595,867
Gilead Sciences Inc.(1)	93,928	5,556,780
Hospira Inc.(1)	32,048	1,376,141
King Pharmaceuticals Inc.(1)	50,799	863,583
Lilly (Eli) & Co.	233,276	12,893,165
Medco Health Solutions Inc.(1)	62,275	3,567,112
Merck & Co. Inc.	450,498	16,411,642
Mylan Laboratories Inc.(2)	42,728	854,560
Pfizer Inc.	1,512,444	35,497,061
Schering-Plough Corp.	305,726	5,817,966
Watson Pharmaceuticals Inc.(1)(2)	21,092	491,022
Wyeth(2)	277,825	12,338,208

		141,023,012

Pipelines (0.32%):
Dynegy Inc. Class A(1)	76,604	419,024
El Paso Corp.	144,471	2,167,065
Kinder Morgan Inc.	21,520	2,149,633
Williams Companies Inc.(2)	122,347	2,858,026

		7,593,748

Real Estate Investment Trusts (0.89%):
Apartment Investment & Management Co. Class A(2)	20,092	872,997
Archstone-Smith Trust(2)	44,127	2,244,740
Boston Properties Inc.(2)	18,748	1,694,819
Equity Office Properties Trust(2)	75,736	2,765,121
Equity Residential(2)	60,126	2,689,436
Kimco Realty Corp.(2)	43,966	1,604,319

Common Stocks, continued
Security	Shares	Value
Real Estate Investment Trusts, continued
ProLogis(2)	50,565	$2,635,448
Public Storage Inc.	16,969	1,287,947
Simon Property Group Inc.	37,845	3,138,864
Vornado Realty Trust	24,553	2,395,145

		21,328,836

Retail (5.85%):
AutoNation Inc.(1)	30,834	661,081
AutoZone Inc.(1)(2)	10,910	962,262
Bed Bath & Beyond Inc.(1)(2)	58,095	1,927,011
Best Buy Co. Inc.	83,076	4,555,888
Big Lots Inc.(1)(2)	23,994	409,818
Circuit City Stores Inc.(2)	31,516	857,866
Costco Wholesale Corp.(2)	97,275	5,557,321
CVS Corp.	168,942	5,186,519
Darden Restaurants Inc.(2)	26,629	1,049,183
Dillard’s Inc. Class A(2)	12,577	400,577
Dollar General Corp.(2)	64,268	898,467
Family Dollar Stores Inc.(2)	32,407	791,703
Federated Department Stores Inc.	114,202	4,179,793
Gap Inc. (The)	113,558	1,975,909
Home Depot Inc.	426,650	15,269,804
Kohl’s Corp.(1)	70,183	4,149,219
Limited Brands Inc.(2)	70,829	1,812,514
Lowe’s Companies Inc.(2)	160,140	9,715,694
McDonald’s Corp.	257,214	8,642,390
Nordstrom Inc.	44,264	1,615,636
Office Depot Inc.(1)	59,399	2,257,162
OfficeMax Inc.	14,754	601,226
Penney (J.C.) Co. Inc.	48,481	3,272,952
RadioShack Corp.	28,224	395,136
Sears Holdings Corp.(1)(2)	20,023	3,100,361
Staples Inc.	150,309	3,655,515
Starbucks Corp.(1)(2)	158,430	5,982,317
Target Corp.	178,223	8,709,758
Tiffany & Co.(2)	29,045	959,066
TJX Companies Inc.	94,297	2,155,629
Walgreen Co.	208,511	9,349,633
Wal-Mart Stores Inc.	516,097	24,860,392
Wendy’s International Inc.	24,290	1,415,864
Yum! Brands Inc.(2)	56,276	2,828,995

		140,162,661

Savings & Loans (0.61%):
Golden West Financial Corp.	52,874	3,923,251
Sovereign Bancorp Inc.(2)	77,297	1,569,906
Washington Mutual Inc.	198,317	9,039,289

		14,532,446

Semiconductors (2.71%):
Advanced Micro Devices Inc.(1)	99,943	2,440,608
Altera Corp.(1)	74,518	1,307,791
Analog Devices Inc.	74,562	2,396,423
Applied Materials Inc.	322,808	5,255,314
Broadcom Corp. Class A(1)	94,561	2,841,558
Freescale Semiconductor Inc. Class B(1)	83,771	2,462,867
Intel Corp.(2)	1,200,695	22,753,170
KLA-Tencor Corp.(2)	41,212	1,713,183
Linear Technology Corp.	62,687	2,099,388

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2006 (Unaudited)

Common Stocks, continued
Security	Shares	Value
Semiconductors, continued
LSI Logic Corp.(1)	82,159	$735,323
Maxim Integrated Products Inc.(2)	65,888	2,115,664
Micron Technology Inc.(1)	141,406	2,129,574
National Semiconductor Corp.	69,476	1,657,003
Novellus Systems Inc.(1)	25,570	631,579
NVIDIA Corp.(1)	72,197	1,537,074
PMC-Sierra Inc.(1)	42,806	402,376
QLogic Corp.(1)	33,968	585,608
Teradyne Inc.(1)	41,257	574,710
Texas Instruments Inc.	321,607	9,741,476
Xilinx Inc.(2)	70,620	1,599,543

		64,980,232

Software (3.55%):
Adobe Systems Inc.(1)	123,596	3,752,375
Autodesk Inc.(1)	47,994	1,653,873
Automatic Data Processing Inc.	118,979	5,395,698
BMC Software Inc.(1)	43,741	1,045,410
CA Inc.	93,686	1,925,247
Citrix Systems Inc.(1)(2)	37,934	1,522,671
Compuware Corp.(1)	77,757	520,972
Electronic Arts Inc.(1)(2)	63,206	2,720,386
First Data Corp.	158,028	7,117,581
Fiserv Inc.(1)	36,276	1,645,479
IMS Health Inc.	41,408	1,111,805
Intuit Inc.(1)	35,273	2,130,136
Microsoft Corp.	1,810,834	42,192,432
Novell Inc.(1)	70,054	464,458
Oracle Corp.(1)(2)	803,846	11,647,729
Parametric Technology Corp.(1)	22,648	287,856

		85,134,108

Telecommunications (6.05%):
ADC Telecommunications Inc.(1)	24,377	410,996
Alltel Corp.	80,323	5,127,017
Andrew Corp.(1)	33,783	299,317
AT&T Inc.	802,516	22,382,171
Avaya Inc.(1)(2)	84,884	969,375
BellSouth Corp.	373,364	13,515,777
CenturyTel Inc.	24,202	899,104
CIENA Corp.(1)(2)	118,783	571,346
Cisco Systems Inc.(1)	1,260,061	24,608,991
Citizens Communications Co.(2)	67,636	882,650
Comverse Technology Inc.(1)	41,291	816,323
Corning Inc.(1)	321,513	7,777,399
Embarq Corp.(1)	30,558	1,252,572
JDS Uniphase Corp.(1)(2)	346,006	875,395
Juniper Networks Inc.(1)(2)	117,506	1,878,921
Lucent Technologies Inc.(1)(2)	928,277	2,246,430
Motorola Inc.	509,840	10,273,276
QUALCOMM Inc.	345,984	13,863,579
Qwest Communications International Inc.(1)(2)	322,954	2,612,698
Sprint Nextel Corp.(2)	614,917	12,292,191
Tellabs Inc.(1)	92,528	1,231,548
Verizon Communications Inc.	602,150	20,166,004

		144,953,080

Textiles (0.05%):
Cintas Corp.(2)	28,211	1,121,669

		1,121,669

Common Stocks, continued
Security	Shares	Value
Toys, Games & Hobbies (0.08%):
Hasbro Inc.	34,628	$627,113
Mattel Inc.	80,845	1,334,751

		1,961,864

Transportation (1.89%):
Burlington Northern Santa Fe Corp.	75,276	5,965,623
CSX Corp.	45,745	3,222,278
FedEx Corp.	62,983	7,360,193
Norfolk Southern Corp.	85,605	4,555,898
Ryder System Inc.	12,517	731,368
Union Pacific Corp.	55,520	5,161,139
United Parcel Service Inc. Class B(2)	223,888	18,432,699

		45,429,198

Total Common Stocks (Cost: $2,252,768,643)		2,372,896,016

Short-Term Investments (12.46%):
Security	Principal	Value
Certificates of Deposit(3) (0.33%):
Credit Suisse First Boston NY
5.28%, 04/23/07	$251,892	251,892
Fortis Bank NY
4.43%, 07/20/06	629,466	629,466
Societe Generale
5.33%, 12/08/06	2,519,019	2,519,019
Toronto-Dominion Bank
3.94%, 07/10/06	1,259,509	1,259,509
Washington Mutual Bank
5.28%, 08/07/06	1,259,509	1,259,509
Wells Fargo Bank N.A.
4.78%, 12/05/06	2,015,215	2,015,215

		7,934,610

Commercial Paper(3) (2.50%):
Amstel Funding Corp.
5.20% - 5.31%, 07/27/06 - 11/22/06(4)	7,032,546	6,993,033
ASAP Funding Ltd.
5.21%, 08/08/06(4)	1,209,129	1,202,829
Barton Capital Corp.
5.29%, 08/01/06(4)	2,407,905	2,397,644
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(4)	957,227	954,972
CC USA Inc.
5.03%, 10/24/06(4)	503,804	495,849
Chariot Funding LLC
5.30%, 07/28/06(4)	1,897,703	1,890,718
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(4)	5,525,845	5,524,279
Curzon Funding LLC
5.30%, 07/31/06(4)	2,519,019	2,508,635
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	1,858,330	1,814,948
Falcon Asset Securitization Corp.
5.26% - 5.30%, 07/24/06 - 07/28/06(4)	5,332,107	5,313,408

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2006 (Unaudited)

Short-Term Investments, continued
Security	Shares or Principal	Value
Commercial Paper, continued
Five Finance Inc.
5.19%, 12/01/06(4)	$1,133,558	$1,108,882
General Electric Capital Services Inc.
5.22%, 12/11/06	251,902	246,021
Govco Inc.
5.22%, 08/03/06(4)	2,519,019	2,507,696
Grampian Funding LLC
5.03% - 5.11%, 10/17/06 - 10/24/06(4)	856,466	843,194
Jupiter Securitization Corp.
5.29%, 07/27/06(4)	629,755	627,534
Kitty Hawk Funding Corp.
5.24%, 07/20/06(4)	2,316,993	2,311,260
Landale Funding LLC
5.30%, 08/15/06(4)	2,770,920	2,753,379
Lexington Parker Capital Co. LLC
5.09% - 5.23%, 07/05/06 - 11/15/06(4)	3,900,196	3,870,526
Lockhart Funding LLC
5.23% - 5.28%, 07/19/06 - 08/04/06(4)	2,544,209	2,536,743
Prudential Funding LLC
5.22%, 07/31/06	1,259,509	1,254,396
Ranger Funding Co. LLC
5.24%, 07/20/06(4)	2,519,019	2,512,785
Regency Markets No. 1 LLC
5.10%, 07/07/06(4)	2,951,509	2,949,836
Scaldis Capital LLC
5.30%, 07/25/06(4)	1,574,563	1,569,463
Sydney Capital Corp.
5.10%, 07/07/06(4)	2,755,554	2,753,993
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(4)	3,078,971	3,071,352

		60,013,375

Medium-Term Notes(3) (0.29%):
Bank of America N.A.
5.28%, 04/20/07	629,755	629,755
Dorada Finance Inc.
3.93%, 07/07/06(4)	780,896	780,895
K2 USA LLC
3.94%, 07/07/06(4)	1,511,411	1,511,410
Marshall & Ilsley Bank
5.18%, 12/15/06	2,519,019	2,522,937
Sigma Finance Inc.
5.13%, 03/30/07(4)	881,656	881,656
US Bank N.A.
2.85%, 11/15/06	503,804	500,375

		6,827,028

Money Market Funds (0.87%):
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.20%(5)(6)	20,938,914	20,938,914

		20,938,914

Short-Term Investments, continued
Security	Principal	Value
Repurchase Agreements(3) (2.02%):
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $5,040,289 (collateralized by non-U.S. Government debt securities, value $5,196,340, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$5,038,037	$5,038,037
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $3,780,220 (collateralized by non-U.S. Government debt securities, value $4,162,177, 2.12% to 6.47%, 11/25/34 to 12/25/42).	3,778,528	3,778,528
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $5,040,289 (collateralized by non-U.S. Government debt securities, value $5,174,768, 5.36% to 6.00%, 12/25/35 to 12/25/42).	5,038,037	5,038,037
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $6,300,360 (collateralized by non-U.S. Government debt securities, value $7,047,738, 0.00% to 10.00%, 6/1/28 to 12/15/35).	6,297,546	6,297,546
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $1,512,099 (collateralized by non-U.S. Government debt securities, value $1,710,980, 0.00% to 10.00%, 9/10/34 to 5/9/36).	1,511,411	1,511,411
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,520,145 (collateralized by non-U.S. Government debt securities, value $2,572,945, 5.22% to 5.42%, 7/3/06).	2,519,019	2,519,019
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $4,032,265 (collateralized by non-U.S. Government debt securities, value $4,237,791, 0.00% to 10.00%, 1/1/10 to 6/6/16).	4,030,430	4,030,430
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,520,145 (collateralized by non-U.S. Government debt securities, value $2,598,222, 6.38% to 8.49%, 1/7/09 to 2/23/36).	2,519,019	2,519,019

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2006 (Unaudited)

Short-Term Investments, continued
Security	Principal	Value
Repurchase Agreements, continued
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,520,145 (collateralized by non-U.S. Government debt securities, value $2,598,255, 0.07% to 7.75%, 2/22/11 to 12/15/45).	$2,519,019	$2,519,019
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $5,040,289 (collateralized by non-U.S. Government debt securities, value $5,297,295, 0.00% to 8.57%, 6/25/23 to 4/25/46).	5,038,037	5,038,037
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,520,145 (collateralized by non-U.S. Government debt securities, value $2,650,913, 3.79% to 7.22%, 5/15/07 to 3/15/42).	2,519,019	2,519,019
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $882,057 (collateralized by non-U.S. Government debt securities, value $933,323, 0.00% to 10.00%, 7/3/06 to 6/30/36).	881,656	881,656
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $1,854,804 (collateralized by non-U.S. Government debt securities, value $1,866,646, 0.00% to 10.00%, 7/3/06 to 6/30/36)(7)	1,763,313	1,763,313
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $5,040,297 (collateralized by non-U.S. Government debt securities, value $5,297,239, 0.00% to 10.00%, 1/1/10 to 5/6/16).	5,038,037	5,038,037

		48,491,108

Time Deposits(3) (0.99%):
ABN Amro Bank NV
5.30%, 07/03/06	2,519,019	2,519,019
KBC Bank NV
5.32%, 07/03/06	7,557,056	7,557,056
Societe Generale
5.32%, 07/03/06	6,297,546	6,297,546
UBS AG
5.25% - 5.34%, 07/03/06	7,262,557	7,262,557

		23,636,178

U.S. Treasury Obligations (0.05%):
U.S. Treasury Bill
4.73%, 09/21/06(8)(9)	1,300,000	1,286,181

		1,286,181

Short-Term Investments, continued
Security	Principal	Value
Variable & Floating Rate Notes(3) (5.41%):
Allstate Life Global Funding II
5.11% - 5.35%, 05/04/07 - 07/27/07(4)	$6,448,687	$6,449,595
American Express Bank
5.21% - 5.31%, 07/19/06 - 02/28/07	1,889,264	1,889,252
American Express Centurion Bank
5.34%, 07/19/07	2,770,920	2,774,230
American Express Credit Corp.
5.23%, 07/05/07	755,706	756,206
ASIF Global Financing
5.17%, 05/03/07(4)	251,902	252,020
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(4)	1,637,362	1,637,362
Beta Finance Inc.
5.03% - 5.41%, 04/25/07 - 07/17/07(4)	4,282,331	4,282,304
BMW US Capital LLC
5.20%, 07/13/07(4)	2,519,019	2,519,019
BNP Paribas
5.14%, 05/18/07(4)	4,660,184	4,660,184
Carlyle Loan Investment Ltd.
5.25% - 5.32%, 04/13/07 - 07/15/07(4)	1,838,884	1,838,883
Commodore CDO Ltd.
5.38%, 06/12/07(4)	629,755	629,755
Credit Agricole SA
5.31%, 07/23/07	2,519,019	2,519,019
Cullinan Finance Corp.
5.36% - 5.71%, 04/25/07 - 06/28/07(4)	2,519,019	2,519,019
DEPFA Bank PLC
5.37%, 06/15/07	2,519,019	2,519,019
Dorada Finance Inc.
5.03% - 5.41%, 06/27/07 - 07/17/07(4)	2,896,871	2,897,100
Eli Lilly Services Inc.
5.08%, 06/29/07(4)	2,519,019	2,519,019
Fifth Third Bancorp
5.28%, 06/22/07(4)	5,038,037	5,038,037
First Tennessee Bank N.A.
5.21%, 08/25/06	755,706	755,716
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 06/29/07(4)	1,889,264	1,889,090
General Electric Capital Corp.
5.25%, 04/09/07	1,133,558	1,134,176
Hartford Life Global Funding Trusts
5.11% - 5.22%, 07/13/07 - 07/16/07	3,778,528	3,779,232
HBOS Treasury Services PLC
5.53%, 04/24/07(4)	2,519,019	2,519,019
JP Morgan Chase & Co.
5.12%, 07/02/07	1,889,264	1,889,264
K2 USA LLC
5.20% - 5.46%, 04/02/07- 06/28/07(4)	3,778,528	3,778,428

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2006 (Unaudited)

Short-Term Investments, continued
Security	Principal	Value
Variable & Floating Rate Notes, continued
Leafs LLC
5.27%, 01/22/07 - 02/20/07(4)	$2,632,422	$2,632,422
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	3,148,773	3,147,750
Links Finance LLC
5.13% - 5.35%, 05/10/07 - 05/16/07(4)	2,770,920	2,770,680
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	1,224,218	1,224,218
Marshall & Ilsley Bank
5.18%, 07/13/07	1,385,460	1,385,460
Metropolitan Life Global Funding I
5.15%, 07/06/07(4)	3,778,528	3,778,528
Mortgage Interest Networking Trust
5.54%, 08/25/06(4)	317,396	317,503
Mound Financing PLC
5.11%, 05/08/07(4)	2,367,877	2,367,877
Natexis Banques Populaires
5.18% - 5.40%, 06/20/07 - 07/13/07(4)	2,519,019	2,518,873
National City Bank of Indiana
5.17%, 05/21/07	1,259,509	1,259,603
Nationwide Building Society
5.16% - 5.55%, 04/27/07 - 07/06/07(4)	6,801,350	6,801,542
Newcastle Ltd.
5.34%, 04/24/07(4)	887,954	887,742
Northern Rock PLC
5.17%, 05/03/07(4)	3,022,822	3,022,896
Principal Life Global Funding I
5.63%, 02/08/07	1,133,558	1,136,756
Sedna Finance Inc.
5.17% - 5.24%, 09/20/06 - 05/25/07(4)	1,889,264	1,889,163
Sigma Finance Inc.
5.51%, 06/18/07(4)	2,065,595	2,065,595
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(4)	2,519,019	2,519,019
Strips III LLC
5.37%, 07/24/06(4)	588,863	588,863
SunTrust Bank
5.08%, 05/01/07	2,519,019	2,519,147
Tango Finance Corp.
5.12% - 5.38%, 04/25/07 - 07/11/07(4)	4,760,945	4,760,438
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06(4)	3,526,626	3,526,626
US Bank N.A.
5.28%, 09/29/06	1,133,558	1,133,487
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(4)	4,032,446	4,032,447
Wachovia Bank N.A.
5.36%, 05/22/07	5,038,037	5,038,037
Wells Fargo & Co.
5.19%, 07/13/07(4)	1,259,509	1,259,591

Short-Term Investments, continued
Security	Principal	Value
Variable & Floating Rate Notes, continued
WhistleJacket Capital Ltd.
5.21% - 5.35%, 07/28/06 - 06/13/07(4)	$2,267,117	$2,267,092
White Pine Finance LLC
5.12% - 5.28%, 08/25/06 - 05/22/07(4)	2,491,309	2,483,117
Wind Master Trust
5.32%, 08/25/06 - 09/25/06(4)	850,773	850,773

		129,630,193

Total Short-Term Investments (Cost: $298,757,191)		298,757,587

Total Investments in Securities (111.42%) (Cost: $2,551,525,834)		2,671,653,603

Other Assets, Less Liabilities (11.42%)		(273,881,567)

Net Assets (100.00%)		$2,397,772,036

NVS Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(8)	The rate quoted is the yield to maturity.
(9)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of June 30, 2006, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (09/15/06)	382	$24,436,540	$262,160

			$262,160

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio	Portfolio Allocation June 30, 2006 (Unaudited)

Sector/Investment Type	Value	% of Net Assets
Financial	$506,926,168	21.14%
Consumer Non-Cyclical	489,446,882	20.41
Industrial	280,004,078	11.68
Communications	267,502,388	11.16
Energy	242,363,840	10.11
Technology	240,912,926	10.05
Consumer Cyclical	200,304,345	8.35
Utilities	79,846,806	3.33
Basic Materials	65,588,583	2.73
Futures Contracts	262,160	0.01
Short-Term and Other Net Assets	24,613,860	1.03

TOTAL	$2,397,772,036	100.00%

This table is not part of the financial statements.

S&P 500 Index Master Portfolio

Statement of Assets and Liabilities
June 30, 2006 (Unaudited)
Assets
Investments in securities, at value (including securities on loan(a)) (Note 1):
Unaffiliated issuers (Cost: $2,530,586,920)	$2,650,714,689
Affiliated issuers(b) (Cost: $20,938,914)	20,938,914
Receivables:
Dividends and interest	2,816,181

Total Assets	2,674,469,784

Liabilities
Payables:
Due to broker — variation margin	65,107
Collateral for securities on loan (Note 4)	276,532,492
Investment advisory fees (Note 2)	92,442
Accrued expenses	7,707

Total Liabilities	276,697,748

Net Assets	$2,397,772,036

(a)	Securities on loan with market value of $269,381,807. See Note 4.
(b)	See Note 2.

Statement of Operations
For the Six Months Ended June 30, 2006 (Unaudited)
Net Investment Income
Dividends from unaffiliated issuers	$22,947,028
Interest from unaffiliated issuers	44,461
Interest from affiliated issuers(a)	596,889
Securities lending income	116,716

Total investment income	23,705,094

Expenses (Note 2)
Investment advisory fees	611,184
Professional fees	8,784
Independent trustees’ fees	2,562

Total expenses	622,530

Less expense reductions (Note 2)	(11,346)

Net expenses	611,184

Net investment income	23,093,910

Realized and Unrealized Gain (loss)
Net realized loss from sale of investments in unaffiliated issuers	(27,174,234)
Net realized loss on futures contracts	(743,649)
Net change in unrealized appreciation (depreciation) of investments	67,946,009
Net change in unrealized appreciation (depreciation) of futures contracts	639,437

Net realized and unrealized gain	40,667,563

Net Increase in Net Assets Resulting From Operations	$63,761,473

(a)	See Note 2.

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

Statements of Changes in Net Assets
	For the Six Months Ended June 30, 2006	For the Year Ended December 31, 2005
	(Unaudited)
Increase (decrease) In Net Assets
Operations:
Net investment income	$23,093,910	$43,812,074
Net realized gain (loss)	(27,917,883)	7,404,269
Net change in unrealized appreciation (depreciation)	68,585,446	61,163,102

Net increase in net assets resulting from operations	63,761,473	112,379,445

Interestholder transactions:
Contributions	370,017,752	749,027,738
Withdrawals	(444,532,839)	(859,684,082)

Net decrease in net assets resulting from interestholder transactions	(74,515,087)	(110,656,344)

Increase (decrease) in net assets	(10,753,614)	1,723,101
Net Assets:
Beginning of period	2,408,525,650	2,406,802,549

End of period	$2,397,772,036	$2,408,525,650

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

Notes to the Financial Statements

June 30, 2006

(Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, series management investment company organized as a Delaware statutory trust. As of June 30, 2006, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the S&P 500 Index Master Portfolio (the “Master Portfolio”).

Under MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

1.	Significant Accounting Policies

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

The securities and other assets of the Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

Security Transactions And Income Recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts on debt securities purchased, using a constant yield to maturity method.

Federal Income Taxes

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in the Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

Continued

S&P 500 Index Master Portfolio

Notes to the Financial Statements, Continued

June 30, 2006

(Unaudited)

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2006, the cost of investments for federal income tax purposes for the Master Portfolio was $2,607,943,725. Net unrealized appreciation aggregated $63,709,878, of which $392,085,072 represented gross unrealized appreciation on securities and $328,375,194 represented gross unrealized depreciation on securities.

Futures Contracts

The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statement of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity securities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

As of June 30, 2006, the Master Portfolio has pledged to brokers U.S. Treasury Bills with a total face amount of $1,300,000 for initial margin requirements on outstanding futures contracts.

Repurchase Agreements

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	Agreements and other Transactions with Affiliates

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.05% of the average daily net assets of the Master Portfolio as compensation for investment advisory services.

The fees and expenses of the independent trustees, counsel to the independent trustees and independent auditors (the “independent expenses”) are paid directly by the Master Portfolio. Since the Master Portfolio does not pay an administration fee to Barclays Global Investors, N.A. (“BGI”), BGFA has voluntarily agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses.

Continued

S&P 500 Index Master Portfolio

Notes to the Financial Statements, Continued

June 30, 2006

(Unaudited)

For the six months ended June 30, 2006, BGFA waived and/or credited investment advisory fees in the amount of $11,346 for the Master Portfolio.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolio. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from BGI for its services as sub-administrator of the Master Portfolio.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

Pursuant to an exemptive order issued by the SEC, BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolio’s investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2006, BGI earned $116,716 in securities lending agent fees for its services to the Master Portfolio.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolio’s custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

The Master Portfolio executed cross trades for the six months ended June 30, 2006, pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

Pursuant to an exemptive order issued by the SEC, the Master Portfolio may invest in certain money market funds managed by BGFA, the Master Portfolio’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statement of Operations. Income distributions earned by the Master Portfolio from the investment of securities lending collateral are included in securities lending income in the accompanying Statement of Operations.

The following table provides information about the direct investment by the Master Portfolio (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the six months ended June 30, 2006.

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
IMMF	19,125	3,251,804	3,249,990	20,939	$20,938,914	$596,889

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of June 30, 2006, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

Continued

S&P 500 Index Master Portfolio

Notes to the Financial Statements, Continued

June 30, 2006

(Unaudited)

3.	Investment Portfolio Transactions

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the Master Portfolio were $64,309,527 and $119,470,637, respectively, for the six months ended June 30, 2006.

4.	Portfolio Securities Loaned

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of June 30, 2006, the Master Portfolio had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. Income from the joint account is allocated daily to the Master Portfolio, based on the Master Portfolio’s portion of the total cash collateral received. The market value of the securities on loan as of June 30, 2006 and the value of the related collateral are disclosed in the Master Portfolio’s Statement of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolio’s Statement of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

5.	Financial Highlights

Financial highlights for the Master Portfolio were as follows:

	Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001
Ratio of expenses to average net assets(a)	0.05%		0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions(a)	0.05%		n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets(a)	1.89%		1.84%	1.91%	1.74%	1.57%	1.31%
Portfolio turnover rate(b)	3%		10%	14%	8%	12%	9%
Total return	2.71	%(c)	4.87%	10.82%	28.52%	(22.05)%	(11.96)%

(a)	Annualized for periods of less than one year.
(b)	Portfolio turnover rates include in-kind transactions, if any.
(c)	Not annualized.

S&P 500 Index Master Portfolio

Board Review and Approval of Investment Advisory Contract (Unaudited)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider each Investment Advisory Contract between MIP and BGFA (each, an “Advisory Contract”) on behalf of the S&P 500 Index Master Portfolio (the “Master Portfolio”). As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on March 15, 2006, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Master Portfolio, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, to the support of advised accounts, including the Master Portfolio. The Board considered in particular that BGFA’s services for the Master Portfolio capitalize on BGFA’s core competencies as an industry leader in index management, including the effective use of its proprietary investment model that maximizes efficiencies in implementing index changes and in maintaining fully invested portfolios. The Board also considered services provided by BGFA and its affiliates in connection with analyzing corporate actions, employing customized trading strategies, reviewing securities lending opportunities and the oversight of intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolio. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolio. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. In addition, the Board reviewed the performance of (i) other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolio for which BGFA provides investment advisory services, and (ii) the Master Portfolio’s published performance benchmark, the S&P 500 Index. The Board noted that the Master Portfolio underperformed its published benchmark on an annualized basis over five years, three years and in 2005 and that it outperformed the similar investment companies, including iShares funds, for all periods shown. The Board also noted that during BGFA’s term as investment adviser, the Master Portfolio has met its investment objectives consistently over time. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolio under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

Master Portfolio’s Expenses and Performance of the Master Portfolio

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Master Portfolio in comparison with the same information for other registered funds, objectively selected solely by Lipper, as comprising the Master Portfolio’s applicable peer group (the “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Master Portfolio for the one-, three-, five-, and 10-year periods (or since inception) ended December 31, 2005, as applicable, as compared to the performance of other registered funds with similar investment objectives, as selected solely by Lipper (the “Lipper Performance Group”, and together with the Lipper Expense Group, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds Index Funds than to underlying Master Portfolios, which are not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

Continued

S&P 500 Index Master Portfolio

Board Review and Approval of Investment Advisory Contract (Unaudited), Continued

The Board noted that the Master Portfolio performed on par with or slightly better than the median performance of the funds in its respective Lipper Performance Group over relevant periods. The Board noted that the advisory fee for the Master Portfolio was generally lower than the advisory fee rates of the funds in its respective Lipper Expense Group, and the overall expenses for the Master Portfolio were generally lower than the overall expenses of the funds in its respective Lipper Expense Group. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Master Portfolio, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Groups, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

Costs of Services Provided to Master Portfolio and Profits Realized by BGFA and Affiliates

The Board reviewed information about the profitability to BGFA of the Master Portfolio, MIP, and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by the Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for the Master Portfolio), and any fee revenue from any investments by the Master Portfolio in other master portfolios and BGFA-advised funds. The Board also discussed the estimated profitability of other mutual fund families advised by BGFA.

Economies of Scale

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolio’s asset levels. The Board noted that the Advisory Contract does not provide any breakpoints in the investment advisory fee rate as a result of any increases in the asset levels of the Master Portfolio. However, the Board noted that the investment advisory fee rate for the Master Portfolio had been set initially at the lower end of the marketplace so as to afford the Master Portfolio’s interestholders the opportunity to share in anticipated economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that with respect to the Master Portfolio, BGFA and its affiliates are generally providing services at a loss, with the overall MIP complex posting a slight profit to BGFA and its affiliates for the year, the Board discussed the potential for future economies of scale as the asset levels of the Master Portfolio increase. In light of this analysis and the relatively low investment advisory fee rate for the Master Portfolio, the Board determined that whether further economies of scale may be realized by the Master Portfolio or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BGFA and its Affiliates

The Board considered the Master Portfolio’s annual investment advisory fee rate under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA (or its affiliate BGI) provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that BGFA had provided information distinguishing the level of services provided to the Other Accounts from the level of services provided to the Master Portfolio. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the Master Portfolio in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Master Portfolio and the Other Accounts under differing regulatory requirements and client guidelines.

The Board noted that the investment advisory fee rate under the Advisory Contract for the Master Portfolio was generally within the ranges of the investment advisory/management fee rates for the other funds registered under the 1940 Act and collective funds and higher than the investment management fee rates for the separate accounts. The Board further noted that any differences between the investment advisory fee rate for the Master Portfolio and the investment advisory/management fee rates for the Other Accounts appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rate under the Advisory Contract is fair and reasonable.

Continued

S&P 500 Index Master Portfolio

Board Review and Approval of Investment Advisory Contract (Unaudited), Continued

Other Benefits to BGFA and/or its Affiliates

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolio by BGFA, such as any payment of revenue to BGI, MIP’s securities lending agent, for loaning any portfolio securities, payment of administration fees to BGI, MIP’s administrator, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Master Portfolio in other funds for which BGFA provides investment advisory services and/or BGI provides administration services, as well as the associated voluntary waivers by BGFA and/or its affiliates of these fees, if any. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolio. The Board further noted that any portfolio transactions placed through a BGFA affiliate are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolio’s interestholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rate thereunder, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolio and its interestholders to approve the Advisory Contract for the coming year.

08/06

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BB&T Funds

By (Signature and Title)*	/s/Troy A. Sheets, Treasurer
Troy A. Sheets, Treasurer

Date September 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Keith F. Karlawish, President
Keith F. Karlawish, President

Date September 8, 2006

By (Signature and Title)*	/s/Troy A. Sheets, Treasurer
Troy A. Sheets, Treasurer

Date September 8, 2006